SHARE CAPITAL AND SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2025
Share Capital and Share-Based Payments [Abstract]
SHARE CAPITAL AND SHARE-BASED PAYMENTS	SHARE CAPITAL AND SHARE-BASED PAYMENTS
(a)Authorized capital
The Company is authorized to issue an unlimited number of common shares with no par value.
(b)Share issuances
During the year ended December 31, 2025, the Company issued 302.8 million common shares as part of the consideration for the Calibre Acquisition (note 5(a)) and 21.4 million common shares on conversion of the 2020 Convertible Notes (note 13(e)).
The Company also issued 6.1 million common shares on exercise of warrants, stock options and settlement of RSUs and pRSUs during the year ended December 31, 2025 (2024 – 1.5 million) (note 20(c)).
20.    SHARE CAPITAL AND SHARE-BASED PAYMENTS (CONTINUED)
(b)Share issuances (continued)
During the year ended December 31, 2024, the Company issued 42.0 million common shares as part of the consideration for the Greenstone Acquisition (note 5(c)), a total of 67.3 million common shares in public offerings, and 26.6 million common shares on conversion of the 2019 Convertible Notes (note 13(f)). Of the 67.3 million common shares issued in public offerings, 56.4 million were issued on April 26, 2024, on a bought deal basis, at a price of $5.30 per common share for gross proceeds of $299.0 million, of which $6.0 million of common shares were issued to the Company’s Chairman, Ross Beaty. The remaining 10.9 million common shares were issued at a weighted average price of $4.61 per common share for total gross proceeds of $50.2 million under the at-the market equity offering program (the “ATM Program”) provided by the equity distribution agreement it entered into on November 21, 2022 with third party agents. Under the ATM Program, the Company was permitted to sell up to $100.0 million of its common shares at the prevailing market price at the time of sale until December 21, 2024 which was fully utilized on March 31, 2024. The Company issued a cumulative total of 22.5 million common shares under the ATM Program.
(c)Share-based compensation plans
(i)Restricted share units
Under the terms of the Equinox Gold Restricted Share Unit Plan (the “RSU Plan”), the Board of Directors may, from time to time, grant to directors, officers, employees, and consultants, RSUs and pRSUs in such numbers and for such terms as may be determined by the Board of Directors. The RSUs granted generally vest over two or three years. The pRSUs granted are subject to a multiplier of 0% to 300% of the number of pRSUs granted based on the achievement of specified non-market conditions, including completion of construction targets, or market conditions, including the Company’s total shareholder return as compared to the S&P Global Gold Index over a three-year comparison period.
Equity-settled RSUs and pRSUs
The following table summarizes the changes in the Company’s equity-settled RSUs and pRSUs outstanding during the years ended December 31, 2025 and 2024:

	Number of RSUs	Number of pRSUs
Outstanding – December 31, 2023	2,204,498	3,050,646
Granted	1,151,110	396,900
Settled	(684,819)	(153,355)
Forfeited	(121,250)	(242,255)
Outstanding – December 31, 2024	2,549,539	3,051,936
Granted	1,317,913	434,700
Settled	(1,952,191)	(1,364,297)
Forfeited	(109,459)	(359,466)
Outstanding – December 31, 2025	1,805,802	1,762,873
The equity-settled RSUs granted during the years ended December 31, 2025 and 2024 vest over a period of two to three years. The equity-settled pRSUs granted during the years ended December 31, 2025 and 2024 are subject to a multiplier of 0% to 200% of the number of units granted based on the Company’s total shareholder return as compared to the S&P Global Gold Index over a three-year vesting period.
The weighted average grant date fair value of equity-settled RSUs and pRSUs granted during the year ended December 31, 2025 was $5.85 (2024 – $4.46).
The equity-settled pRSUs settled during the years ended December 31, 2025 and 2024 were subject to a multiplier of 100%.
20.    SHARE CAPITAL AND SHARE-BASED PAYMENTS (CONTINUED)
(c)Share-based compensation plans (continued)
(i)Restricted share units (continued)
Cash-settled RSUs and pRSUs
Under the terms of the RSU Plan, certain RSUs and pRSUs granted to employees entitle the holder to a cash payment equal to the number of RSUs and pRSUs vested, multiplied by the quoted market price of the Company’s common shares on completion of the vesting period.
The following table summarizes the changes in the Company’s cash-settled RSUs and pRSUs outstanding during the years ended December 31, 2025 and 2024:

	Number of RSUs	Number of pRSUs
Outstanding – December 31, 2023	899,667	737,200
Granted	650,400	43,800
Settled	(305,631)	—
Forfeited	(149,001)	(72,000)
Outstanding – December 31, 2024	1,095,435	709,000
Granted	685,300	96,200
Settled	(459,779)	(580,000)
Forfeited	(142,588)	(107,800)
Outstanding – December 31, 2025	1,178,368	117,400
The cash-settled RSUs granted during the years ended December 31, 2025 and 2024 vest over a period of three years.
The weighted average grant date fair value of cash-settled RSUs and pRSUs granted during the year ended December 31, 2025 was $5.82 (2024 – $4.47).
The total liability for cash-settled RSUs and pRSUs outstanding at December 31, 2025 was $13.1 million (2024 – $7.5 million), of which $10.1 million and $3.0 million (2024 – $4.0 million and $3.5 million) are included in other current liabilities and other non-current liabilities, respectively.
(ii)Deferred share units
Under the terms of the Equinox Gold Deferred Share Unit Plan (the “DSU Plan”), non-executive directors may elect to receive all or a portion of their annual compensation in the form of DSUs. The DSUs are issued on a quarterly basis with the number of DSUs issued based on the five-day volume weighted average trading price of the Company’s common shares at the date of grant. DSUs vest immediately. The DSUs are redeemable in cash for 90 days from the date a director ceases to be a member of the Board of Directors.
The following table summarizes the changes in the Company’s DSUs outstanding during the years ended December 31, 2025 and 2024:

Number of DSUs
Outstanding – December 31, 2023	332,242
Granted	87,545
Redeemed	(32,646)
Outstanding – December 31, 2024	387,141
Granted	73,226
Redeemed	(158,542)
Outstanding – December 31, 2025	301,825
20.    SHARE CAPITAL AND SHARE-BASED PAYMENTS (CONTINUED)
(c)Share-based compensation plans (continued)
(ii)Deferred share units (continued)
The weighted average grant date fair value of DSUs granted during the year ended December 31, 2025 was $6.41 (2024 – $5.55).
The total liability for DSUs outstanding at December 31, 2025 was $4.3 million (2024 – $1.9 million) and is included in other non-current liabilities.
(iii)Stock options
The following table summarizes the changes in the Company’s stock options outstanding during the years ended December 31, 2025 and 2024:

	Note	Number of options	Weighted average exercise price (C$)
Outstanding – December 31, 2023		1,097,150	$5.64
Exercised		(636,024)	5.23
Expired/forfeited		(38,998)	5.12
Outstanding – December 31, 2024		422,128	6.31
Issued in connection with Calibre Acquisition	5(a)	9,882,760	4.04
Exercised		(2,258,949)	3.90
Expired/forfeited		(246,331)	10.33
Outstanding and exercisable – December 31, 2025		7,799,608	$3.99
(d)Share-based compensation
The following table summarizes the Company’s share-based compensation for continuing operations recognized during the years ended December 31, 2025 and 2024:

	2025	2024
RSUs and pRSUs	$25,112	$12,416
DSUs	3,856	480
Stock options	318	—
Total share-based compensation	$29,286	$12,896

Recognized in the consolidated financial statements as follows:
Equity-settled
General and administration expense	$14,305	$9,258
Operating expense	312	150
Capitalized within construction-in-progress	—	690
Cash-settled
General and administration expense	4,720	538
Operating expense	5,357	2,260
Care and maintenance expense	4,592	—
Total share-based compensation	$29,286	$12,896